Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Compensation Committee has adopted an Equity Administration Policy which implements a framework for a consistent process for granting, pricing and administering equity-based awards. The policy establishes the terms of all equity-based awards issued by the Company to officers, employees and consultants under our equity plans. The policy establishes the terms for such grants including the grant effective date, pricing and vesting. For example, all equity awards will have a grant effective date of the 8th or the 23rd of a calendar month (whichever occurs first) following approval by the Compensation Committee. If such day is not a trading day, the effective date of such grant will be the next trading day thereafter.
During 2025, we did not grant stock options, stock appreciation rights, or similar option‐like instruments to our named executive officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. Our Compensation Committee does not take material nonpublic information into account when determining the timing or terms of awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	For example, all equity awards will have a grant effective date of the 8th or the 23rd of a calendar month (whichever occurs first) following approval by the Compensation Committee. If such day is not a trading day, the effective date of such grant will be the next trading day thereafter.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our Compensation Committee does not take material nonpublic information into account when determining the timing or terms of awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false